Share-based Compensation	6 Months Ended
Jun. 30, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

19. SHARE-BASED COMPENSATION

CNH Industrial recognized total share-based compensation expense of $6 million and $9 million for the three months ended June 30, 2014 and 2013 and $11 million and $23 million for the six months ended June 30, 2014 and 2013, respectively.

At the Annual General Meeting of Shareholders (“AGM”) held on April 16, 2014, the Company’s shareholders approved the adoption of the CNH Industrial N.V. Equity Incentive Plan (“EIP”), an umbrella program defining the terms and conditions for any subsequent long term incentive program, whose main features are as follows:

•	The EIP allows grants of the following specific types of equity awards to any current or prospective executive director, officer or employee of, or service provider to, CNH Industrial: stock options, stock appreciation rights, restricted share units, restricted stock, performance shares or performance share units and other stock-based awards that are payable in cash, common shares or any combination thereof subject to the terms and conditions established by the Compensation Committee.

•	The EIP authorizes 25 million common shares over a five-year period, of which a maximum of 7 million would be authorized for awards to executive directors. These shares may be newly issued shares or treasury shares.

•	The EIP will terminate at, and no more awards will be permitted to be granted thereunder ten years after its adoption by the Board of Directors of CNH Industrial. The termination of the EIP will not affect previously granted awards.

New grants

Performance Share Units

In June 2014, CNH Industrial issued to its Chief Executive Officer and selected key employees approximately 12 million Performance Share Units (PSUs) with financial performance goals covering a five-year period from January 1, 2014 to December 31, 2018. The performance goals include a performance condition as well as a market condition, with each weighted at 50% and paying out independently of the other. Half of the award will vest if the performance condition is met; whereas the other half, which is based on the market condition, has a payout scale ranging from 0% to 150%. Accordingly, the total number of shares that will eventually be granted may vary from the original estimate of 12 million shares. One third of total grant will vest in February 2017, a cumulative two-thirds in February 2018, and a cumulative 100% in February 2019 if the respective financial goals for 2014 to 2016, 2014 to 2017 and 2014 to 2018 are achieved.

The fair value of the award that is contingent upon the achievement of the performance condition is measured using stock prices on respective grant dates adjusted for the present value of future dividends employees will not receive during the vesting period. The weighted average fair value for the PSUs that is based on the performance condition is $9.54 per share.

The fair value of the award that is based on the market condition is calculated using the Monte Carlo Simulation model. The weighted average fair value for the award is $8.29 per share and the key assumptions utilized in the model are listed as follows:

	Key Assumptions for awards issued on
	June 9, 2014	June 25, 2014
Grant date stock price	$10.88	$10.19
Volatility	44.5%	44.1%
Dividend yield	2.6%	2.7%
Risk-free rate	1.69%	1.68%

Restricted Share Units

In June 2014, CNH Industrial also issued to selected employees approximately one million shares of Restricted Share Units (RSUs) with a weighted average fair value of $9.64 per share. These shares will vest in three equal tranches over a three-year period. The fair value of the award is measured using the stock price on the grant date adjusted for the present value of future dividends employees will not receive during the vesting period.

Additionally, CNH Industrial issued 3 million restricted share units to Mr. Marchionne, the Chairman of CNH Industrial, in June 2014. These shares are service based and will vest in five tranches at the end of each year starting December 31, 2014. The weighted average fair value of these shares is $10.41 per share, measured using the stock price on the grant date adjusted for the present value of future dividends Mr. Marchionne will not receive during the vesting period.